Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Significant Accounting Policies
Significant Accounting Policies
(a) Recent Accounting Pronouncements
In January 2016, the Financial Accounting Standards Board ("FASB") issued an accounting standards update concerning the accounting for financial instruments. The guidance retains the basic existing framework for accounting for financial instruments under GAAP, while achieving limited convergence with IFRS in this area. The guidance: (1) requires equity investments (except consolidated entities and those accounted for under the equity method of accounting) to be measured at fair value with changes in fair value recognized in net income, although equity instruments without a readily determinable fair value may be measured at cost less impairment with an adjustment for observable price changes; (2) simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment; (3) eliminates the requirement to disclose the fair value of financial instruments measured at amortized cost for non-public business entities; (4) eliminates the requirement to disclose the method(s) and significant assumptions used to estimate the fair value of financial instruments measured at amortized cost on the balance sheet; (5) requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes; (6) requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial statements; (7) requires separate presentation of financial assets and financial liabilities by measurement category and form of asset in the financial statements; and (8) clarifies that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available for sale securities in combination with the entity's other deferred tax assets. The guidance will be effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted only for the amendment relating to presentation of the change in the fair value of a liability resulting from a change in instrument-specific credit risk and should be applied as of the beginning of the fiscal year of adoption. All of the amendments from this update should be applied by means of a cumulative effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption, except the amendments related to impairment of equity securities without readily determinable fair values. The Company is currently evaluating the impact of this guidance, but expects that it will have an effect on results of operations as mark to market movements will prospectively impact net income. The Company does not expect this new guidance to have a material impact on the Company's financial condition or cash flows.
In February 2016, the FASB issued an accounting standards update concerning the accounting for leases. The most significant change to existing GAAP created by this standard will be the lessee recognition of lease assets and lease liabilities for those leases classified as operating. The core principle of this guidance stipulates that a lessee should recognize in the statement of financial position, initially measured at the present value of the lease payments, both a liability for contractual payments due under the lease, and an asset representing its right to use the underlying leased asset for the lease term ("right-of-use asset"). For financing leases, interest on the lease liability should be recognized separately from the amortization of the right-of-use asset in the statement of comprehensive income. Additionally, as regards the presentation of financing lease activities within the statement of cash flows, repayments of the principal portion of the lease liability should be classified within financing activities, while payments of interest on the lease liability should be classified within operating activities. For operating leases, a single net lease cost should be recognized over the lease term, generally on a straight-line basis, and all cash payments related to the lease should be classified within operating activities in the statement of cash flows. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities, and therefore recognize lease expense for such leases on a straight-line basis over the lease term. The guidance will be effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach, which includes a number of optional practical expedients that entities may elect to apply. An entity that elects to apply the practical expedients will substantively continue to account for leases that commence before the effective date in accordance with existing GAAP, except that a right-of-use asset and a lease liability must be recorded for all operating leases at each reporting date based on the present value of the remaining minimum rental payments that were previously tracked and disclosed. The Company is currently evaluating the impact of this guidance, but expects that it will have an effect on the Company's financial condition as new assets and liabilities related to operating leases are likely to be recorded as a result of adoption. The Company does not expect this new guidance to have a material impact on the Company's results of operations or cash flows.
In March 2016, the FASB issued an accounting standards update concerning the accounting for equity method investments. The amendments in this update require that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, the equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor's previously held interest and adopt the equity method of accounting as of that date. Additionally, if the investment was previously accounted for as an available-for sale security, an entity also shall immediately recognize through earnings the unrealized holding gain or loss in accumulated other comprehensive income (“AOCI”) as of that date. Thus, this new treatment is eliminating existing GAAP rules requiring retroactive adjustment of an entity’s investments, results of operations and retained earnings when an existing investment qualifies for the equity method of accounting. The guidance will be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016, and should be applied prospectively upon their effective date. Early adoption is permitted. The Company is currently evaluating the impact of this guidance, but does not expect this new guidance to have a material impact on the Company's financial condition, results of operations or cash flows.
In March 2016 as part of its simplification initiative, the FASB issued an accounting standards update concerning the accounting for several aspects of employee share-based payment awards including: income tax consequences, classification of awards as either equity or liabilities, classification of items in the statement of cash flows, and certain expedients that entities can now elect regarding estimates and assumptions in this area. Regarding the accounting for income taxes, all excess tax benefits and tax deficiencies, including tax benefits of dividends on share-based payment awards, should be recognized as income tax expense or benefit (regardless of whether the benefit reduces taxes payable in the current period) in the income statement, as opposed to additional paid-in capital as current GAAP prescribes. The tax effects of exercised or vested awards should be treated as discrete items in the reporting period in which they occur. Regarding the classification of awards, the update changes the threshold to qualify for equity classification from the employer's minimum statutory withholding requirements to the maximum statutory tax rates in the applicable jurisdictions. Regarding the classification of cash flows, excess tax benefits should be classified along with other income tax cash flows as an operating activity, while cash paid by an employer when directly withholding shares for tax-withholding purposes should be classified as a financing activity. As regards new expedients which can be elected related to estimates and assumptions in this area of accounting, the only one allowable for public business entities is that they may now make an entity-wide accounting policy election to either estimate the number of share-based payment awards that are expected to vest (which is current GAAP) or account for forfeitures as they occur. The guidance will be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016 with early adoption permitted so long as all the amendments in the update are adopted in the same period. The amendments within the guidance related to the recognition of excess tax benefits and tax deficiencies in the income statement as opposed to in paid-in capital should be applied prospectively. The amendments related to the statement of cash flows presentation of excess tax benefits may be adopted either prospectively or retrospectively, while the amendments related to the presentation of employee taxes paid must be applied retrospectively. The remaining amendments - relating to the timing of when excess tax benefits are recognized, the change in the threshold for equity versus liability classification of certain awards, and the allowable policy election regarding forfeitures - should be applied using a modified retrospective transition method by means of a cumulative-effect adjustment to equity as of the beginning of the period in which the guidance is adopted. The Company is currently evaluating the impact of this guidance, but expects it will have an impact on the Company's financial position, results of operations and cash flows upon adoption.

Significant Accounting Policies
(a) Basis of Preparation and Consolidation
These consolidated financial statements include the accounts of the Company and all of its subsidiaries. These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). To facilitate period-to-period comparisons, certain reclassifications have been made to prior year consolidated financial statement amounts to conform to the current year presentation. There was no effect on net income from this change in presentation.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company’s most significant areas of estimation include:

▪	unpaid losses and loss expenses and unpaid losses and loss expenses recoverable;

▪	future policy benefit reserves;

▪	valuation and other-than-temporary impairments of investments;

▪	income taxes;

▪	reinsurance premium estimates; and

▪	carrying value of goodwill and intangible assets.
While management believes that the amounts included in the consolidated financial statements reflect the Company’s best estimates and assumptions, actual results could differ from these estimates.
(b) Fair Value Measurements
Financial Instruments Subject to Fair Value Measurements
Accounting guidance over fair value measurements requires that a fair value measurement reflect the assumptions market participants would use in pricing an asset or liability based on the best information available. Assumptions include the risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the "exit price"). Instruments that the Company owns ("long positions") are marked to bid prices and instruments that the Company has sold but not yet purchased ("short positions") are marked to offer prices. Fair value measurements are not adjusted for transaction costs.
Basis of Fair Value Measurement
Fair value measurements accounting guidance also establishes a fair value hierarchy that prioritizes the inputs to the respective valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The three levels of the fair value hierarchy are described further below:

▪	Level 1 - Quoted prices in active markets for identical assets or liabilities (unadjusted); no blockage factors.

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Level 2 - Other observable inputs (quoted prices in markets that are not active or inputs that are observable either directly or indirectly)—include quoted prices for similar assets/liabilities (adjusted) other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

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Level 3 - Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Details on assets and liabilities that have been included under the requirements of authoritative guidance on fair value measurements to illustrate the bases for determining the fair values of these items held by the Company are included in each respective section of this note.
Fair values of investments and derivatives are based on published market values if available, estimates of fair values of similar issues, or estimates of fair values provided by independent pricing services and brokers. Fair values of financial instruments for which quoted market prices are not available or for which the Company believes current trading conditions represent distressed markets are based on estimates using present value or other valuation techniques. The fair values estimated using such techniques are significantly affected by the assumptions used, including the discount rates and the estimated amounts and timing of future cash flows. In such instances, the derived fair value estimates cannot be substantiated by comparison to independent markets and are not necessarily indicative of the amounts that would be realized in a current market exchange.
(c) Total Investments
Investments - Available For Sale
Investments that are considered available for sale (comprised of fixed maturities, equity securities and short-term investments) are carried at fair value. The fair values for available for sale investments are generally sourced from third parties. The fair values of fixed income securities are based upon quoted market values where available, "evaluated bid" prices provided by third party pricing services ("pricing services") where quoted market values are not available, or by reference to broker or underwriter bid indications where pricing services do not provide coverage for a particular security. To the extent the Company believes current trading conditions represent distressed transactions, the Company may elect to utilize internally generated models.
It is common industry practice to utilize pricing services as a source for determining the fair values of investments where the pricing services are able to obtain sufficient market corroborating information to allow them to produce a valuation at a reporting date. In addition, in the majority of cases, although a value may be obtained from a particular pricing service for a security or class of similar securities, these values are corroborated against values provided by other pricing services. The pricing services use market approaches to valuations using primarily Level 2 inputs in the vast majority of valuations, or some form of discounted cash flow analysis, to obtain investment values for a small percentage of fixed income securities for which they provide a price. Standard inputs to the valuations provided by the pricing services listed in approximate order of priority for use when available include: reported trades, benchmark yields, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data. The pricing services may prioritize inputs differently on any given day for any security, and not all inputs listed are available for use in the evaluation process on any given day for each security evaluation; however, the pricing services also monitor market indicators, customer feedback through a price challenge process and industry and economic events. Information of this nature is a trigger to acquire further corroborating market data. When these inputs are not available, they identify "buckets" of similar securities (allocated by asset class types, sectors, sub-sectors, contractual cash flows/structure, and credit rating characteristics) and apply some form of matrix or other modeled pricing to determine an appropriate security value which represents their best estimate as to what a buyer in the marketplace would pay for a security in a current sale. Prices provided by independent pricing services and independent broker quotes can vary widely even for the same security. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. While the Company receives values for the majority of the investment securities it holds from pricing services, it is ultimately management’s responsibility to determine whether the values received and recorded in the financial statements are representative of appropriate fair value measurements.
Broker/dealer quotations are used to value fixed maturities where prices are unavailable from pricing services due to factors specific to the security such as limited liquidity, lack of current transactions, or trades only taking place in privately negotiated transactions. These are considered Level 3 valuations, as significant inputs utilized by brokers may be difficult to corroborate with observable market data, or sufficient information regarding the specific inputs utilized by the broker was not available to support a Level 2 classification.
Equity securities include investments in open end mutual funds and shares of publicly traded hedge funds. The fair value of equity securities is based upon quoted market values (Level 1), or monthly net asset value statements provided by the investment managers upon which subscriptions and redemptions can be executed (Level 2).
Short-term investments include investments due to mature within one year from the date of purchase and are valued using the same external factors and in the same manner as fixed income securities.
Changes in the value of investments available for sale are reflected as unrealized gains or losses on investments, and are included in "accumulated other comprehensive income (loss)", on a net of tax basis.
All investment transactions are recorded on a trade date basis. Realized gains and losses on sales of equities and fixed income investments are determined on a first-in, first-out basis.
Investment income is recognized when earned and includes interest and dividend income together with the amortization of premium and discount on fixed maturities and short-term investments, and is recorded net of related investment expenses. Amortization of discounts on fixed maturities includes amortization to expected recovery values for investments that have previously been recorded as other than temporarily impaired. For mortgage-backed securities, and any other holdings for which there is a prepayment risk, prepayment assumptions are evaluated and revised as necessary. Prepayment fees or call premiums that are only payable to the Company when a security is called prior to its maturity are earned when received and reflected in net investment income.
Investments - Trading
Investments for which the company has elected the fair value option are classified as trading. Trading securities are carried at fair value with changes included in "Net realized gains (losses) on investments sold." Interest and dividend income from trading securities are included as a component of "Net investment income - Life Funds Withheld Assets" as all trading securities are held in support of the GreyCastle Life Retro Arrangements as defined in Note 3(e), "Acquisitions and Disposals - Sale of Life Reinsurance Subsidiary."
Investments Related to Life Retrocession Arrangements written on a Funds Withheld Basis
Designated investments that support the GreyCastle Life Retro Arrangements written on a funds withheld basis ("Life Funds Withheld Assets") entered into in connection with the sale of our life reinsurance subsidiary are classified as either available for sale or trading. Investment results for these assets - including interest income, unrealized gains and losses, and gains and losses from sales - are passed directly to the reinsurer pursuant to a contractual arrangement that is accounted for as a derivative.
Changes in the fair value of the embedded derivative associated with the GreyCastle Life Retro Arrangements are recorded in "Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets" on the consolidated statements of income. The fair value of the embedded derivative is included within "Funds withheld on life retrocession arrangements, net of future policy benefit reserves recoverable" on the consolidated balance sheets.
Investments In Affiliates
Investments in which the Company has significant influence over the operating and financial policies of the investee are classified as investments in affiliates on the Company’s balance sheets and are accounted for under the equity method of accounting. Under this method, the Company records its proportionate share of income or loss from such investments in its results for the period as well as its portion of movements in certain of the investee shareholders’ equity balances. When financial statements of the affiliate are not available on a timely basis to record the Company’s share of income or loss for the same reporting periods as the Company, the most recently available financial statements are used. This lag in reporting is applied consistently. Distributions received from affiliates representing returns on invested capital are recorded as operating cash flows, while distributions representing returns of invested capital or proceeds upon sale of all or a portion of an affiliate are recorded as investing cash flows.
The Company generally records its hedge fund and private investment fund affiliates on a one-month and three-month lag, respectively, and its operating affiliates on a three-month lag. Significant influence is generally deemed to exist where the Company has an investment of 20% or more in the common stock of a corporation or an investment of 3% or more in closed-end funds, limited partnerships, limited liability companies ("LLCs") or similar investment vehicles. Significant influence is considered for other strategic investments on a case-by-case basis. Investments in affiliates are not subject to fair value measurement guidance as they are not considered to be fair value measured investments under GAAP. However, impairments associated with investments in affiliates that are deemed to be other-than-temporary are calculated in accordance with fair value measurement guidance and appropriate disclosures included within the financial statements during the period the losses are recorded.
Other Investments
Contained within this asset class are equity interests in investment funds, limited partnerships and unrated tranches of collateralized debt obligations for which the Company does not have sufficient rights or ownership interests to follow the equity method of accounting. The Company accounts for equity securities that do not have readily determinable market values at estimated fair value as it has no significant influence over these entities. Also included within other investments are structured transactions, which are carried at amortized cost.
Fair values for other investments, principally other direct equity investments, investment funds and limited partnerships, are primarily based on the net asset value provided by the investment manager, the general partner or the respective entity, recent financial information, available market data and, in certain cases, management judgment, if required. These entities generally carry their trading positions and investments, the majority of which have underlying securities valued using Level 1 or Level 2 inputs, at fair value as determined by their respective investment managers; accordingly, these investments are generally classified as Level 2. Private equity investments are classified as Level 3. The net unrealized gain or loss on investments, net of tax, is included in "Accumulated other comprehensive income (loss)." Any unrealized loss in value considered by management to be other-than-temporary is charged to income in the period in which it is determined.
Overseas deposits include investments in private funds related to Lloyd’s syndicates in which the underlying instruments are primarily fixed maturities. The funds themselves do not trade on an exchange and therefore are not included within available for sale securities. Also included in overseas deposits are restricted balances held by Lloyd’s syndicates for solvency purposes which are primarily invested in cash and cash equivalents. Given the restricted nature of these balances, they are included in other investments on the balance sheets. Each of these investment types is considered a Level 2 valuation.
The Company has historically participated in structured transactions. These have included providing cash loans supporting project finance transactions, and providing liquidity facility financing to structured project deals. The Company also invested in a payment obligation with an insurance company. The Company's policy is to value such transactions at amortized cost. For further details see Note 4, "Fair Value Measurements" and Note 8, "Other Investments."
(d) Premiums and Acquisition Costs
Insurance premiums written are recorded in accordance with the terms of the underlying policies. Reinsurance premiums written are recorded at the inception of the policy and are estimated based upon information received from ceding companies and any subsequent differences arising on such estimates are recorded in the period they are determined. For multi-year reinsurance treaties which are payable in annual installments, generally, only the initial annual installment is included as premiums written at policy inception due to the ability of the reinsured to commute or cancel coverage during the term of the policy. The remaining annual installments are included as premiums written at each successive anniversary date within the multi-year term.
Premiums are earned on a pro-rata basis over the period the coverage is provided. Unearned premiums represent the portion of premiums written applicable to the unexpired terms of policies in force. Net premiums earned are presented after deductions for reinsurance ceded, as applicable.
Mandatory reinstatement premiums are recognized and earned at the time a loss event occurs.
Life and annuity premiums from long duration contracts that transfer significant mortality or morbidity risks are recognized as revenue and earned when due from policyholders. Life and annuity premiums from long duration contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are accounted for as investment contracts and presented within deposit liabilities.
The Company has periodically written retroactive loss portfolio transfer contracts. These contracts are evaluated to determine whether they meet the established criteria for reinsurance accounting, and, if so, at inception, written premiums are fully earned and corresponding losses and loss expense recognized. The contracts can cause significant variances in gross premiums written, net premiums written, net premiums earned, and net incurred losses in the years in which they are written. Reinsurance contracts sold not meeting the established criteria for reinsurance accounting are recorded using the deposit method.
Acquisition costs, which vary with and are directly related to the acquisition of policies, consist primarily of commissions paid to brokers and cedants, and are deferred and amortized over the period during which the premiums are earned. Acquisition costs are shown net of contractual commissions earned on reinsurance ceded. Future earned premiums, the anticipated losses and other costs (and in the case of a premium deficiency, investment income) related to those premiums, are also considered in determining the level of acquisition costs to be deferred.
(e) Reinsurance
In the normal course of business, the Company seeks to reduce the potential amount of loss arising from claims events by reinsuring certain levels of risk assumed in various areas of exposure with other insurers or reinsurers. Reinsurance premiums ceded are expensed (and any commissions recorded thereon are earned) on a monthly pro-rata basis over the period the reinsurance coverage is provided. Ceded unearned reinsurance premiums represent the portion of premiums ceded applicable to the unexpired term of policies in force. Mandatory reinstatement premiums ceded are recorded at the time a loss event occurs. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Provisions are made for estimated unrecoverable reinsurance.
The Company enters into reinsurance agreements with other companies in the normal course of business. All premium and loss-related balances related to reinsurance agreements are reported on a gross basis within our consolidated balance sheets, with the exception of the GreyCastle Life Retro Arrangements written on a funds withheld basis. The future policy benefit reserves recoverable related to these retrocession arrangements are netted against the funds withheld liability owing to the counterparty on the consolidated balance sheets due to the contractual right of offset.
During the year ended December 31, 2014, the Company recorded $20 million, net of tax, to premiums earned and associated tax accruals, related to reinstatement premiums due under assumed reinsurance contracts arising from unpaid losses and loss expenses reported in a prior period. We evaluated the quantitative and qualitative aspects of this correction and concluded that the impact of recognizing it during the third quarter of 2014 was not material to the consolidated financial statements, nor is it material to previously issued consolidated financial statements in prior periods.
(f) Fee Income and Other
Fee income and other includes fees received for insurance and product structuring services provided and is earned over the service period of the contract. Any adjustments to fees earned or the service period are reflected in income in the period when determined.
(g) Other-Than-Temporary Impairments ("OTTI") of Available for Sale Securities
The Company’s process for identifying declines in the fair value of investments that are other-than-temporary involves consideration of several factors. These primary factors include (i) an analysis of the liquidity, business prospects and financial condition of the issuer including consideration of credit ratings, (ii) the significance of the decline, (iii) an analysis of the collateral structure and other credit support, as applicable, of the securities in question, and (iv) for debt securities, whether the Company intends to sell such securities. In addition, the authoritative guidance requires that OTTI for certain asset backed and mortgage backed securities be recognized if the fair value of the security is less than its discounted cash flow value and there has been a decrease in the present value of the expected cash flows since the last reporting period. Where the Company’s analysis of the above factors results in the Company’s conclusion that declines in fair values are other-than-temporary, the cost of the security is written down to discounted cash flow and a portion of the previously unrealized loss is therefore realized in the period such determination is made.
If the Company intends to sell an impaired security, or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the impairment is other-than-temporary and is recognized currently in earnings in an amount equal to the entire difference between fair value and amortized cost.
In instances in which the Company determines that a credit loss exists but the Company does not intend to sell the security, and it is not more likely than not that the Company will be required to sell the security before the anticipated recovery of its remaining amortized cost basis, the OTTI is separated into (1) the amount of the total impairment related to the credit loss and (2) the amount of the total impairment related to all other factors (i.e. the noncredit portion). The amount of the total OTTI related to the credit loss is recognized in earnings and the amount of the total OTTI related to all other factors is recognized in accumulated other comprehensive loss. The total OTTI is presented in the income statement with an offset for the amount of the total OTTI that is recognized in accumulated other comprehensive income (loss). Absent the intent or requirement to sell a security, if a credit loss does not exist, any impairment is considered to be temporary.
The noncredit portion of any OTTI losses on securities classified as available for sale is recorded as a component of other comprehensive income (loss) with an offsetting adjustment to the carrying value of the security. The fair value adjustment could increase or decrease the carrying value of the security.
In periods subsequent to the recognition of an OTTI loss, the other-than-temporarily impaired debt security is accounted for as if it had been purchased on the measurement date of the OTTI at an amount equal to the previous amortized cost basis less the credit-related OTTI recognized in earnings. For debt securities for which credit-related OTTI is recognized in earnings, the difference between the new cost basis and the cash flows expected to be collected is accreted into interest income over the remaining life of the security in a prospective manner based on the estimated amount and timing of future estimated cash flows.
With respect to securities where the decline in value is determined to be temporary and the security’s amortized cost is not written down, a subsequent decision may be made to sell that security and realize a loss. Subsequent decisions on security sales are made within the context of overall risk monitoring, changing information, market conditions generally and assessing value relative to other comparable securities. We have outsourced a significant portion of the day-to-day management of the Company’s investment portfolio to third party investment manager service providers. While these investment manager service providers may, at a given point in time, believe that the preferred course of action is to hold securities with unrealized losses that are considered temporary until such losses are recovered, the dynamic nature of the portfolio management may result in a subsequent decision to sell the security and realize the loss, based upon a change in market and other factors described above. The Company believes that subsequent decisions to sell such securities are consistent with the classification of the Company’s portfolio as available for sale.
There are risks and uncertainties associated with determining whether declines in the fair value of investments are other-than-temporary. These include subsequent significant changes in general economic conditions as well as specific business conditions affecting particular issuers, subjective assessment of issue-specific factors (seniority of claims, collateral value, etc.), future financial market effects, stability of foreign governments and economies, future rating agency actions and significant disclosure of accounting, fraud or corporate governance issues that may adversely affect certain investments. In addition, significant assumptions and management judgment are involved in determining if the decline is other-than-temporary. If management determines that a decline in fair value is temporary, then a security’s value is not written down at that time. However, there are potential effects upon the Company’s future earnings and financial position should management later conclude that some of the current declines in the fair value of the investments are other-than-temporary declines. For further details on the factors considered in evaluation of OTTI see Note 6, "Investments."
(h) Derivative Instruments
The Company recognizes all derivatives as either assets or liabilities in the balance sheets and measures those instruments at fair value. Except for the embedded derivative associated with the GreyCastle Life Retro Arrangements discussed above within (c) "Investments Related to Life Retrocession Arrangements written on a Funds Withheld Basis," the changes in fair value of derivatives are shown in the consolidated statements of income as "net realized and unrealized gains and losses on derivative instruments," unless the derivatives are designated as hedging instruments. The accounting for derivatives that are designated as hedging instruments is discussed below. Changes in fair value of derivatives may create volatility in the Company’s results of operations from period to period. Amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) are offset against net fair value amounts recognized in the consolidated balance sheets for derivative instruments executed with the same counterparty under the same netting arrangement to the extent that the Company intends to settle the amounts on a net basis.
Derivative contracts can be exchange-traded or over-the-counter ("OTC"). Exchange-traded derivatives (futures and options) typically fall within Level 1 of the fair value hierarchy depending on whether they are deemed to be actively traded or not. OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources where an understanding of the inputs utilized in arriving at the valuations is obtained. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms and specific risks inherent in the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, interest rate swaps and options, model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments comprise the majority of derivatives held by the Company and are typically classified within Level 2 of the fair value hierarchy.
Certain OTC derivatives trade in less liquid markets with limited pricing information, or required model inputs that are not directly market corroborated, which causes the determination of fair value for these derivatives to be inherently more subjective. Accordingly, such derivatives are classified within Level 3 of the fair value hierarchy. The valuations of less standard or liquid OTC derivatives are typically based on Level 1 and/or Level 2 inputs that can be observed in the market, as well as unobservable Level 3 inputs. Level 1 and Level 2 inputs are regularly updated to reflect observable market changes. Level 3 inputs are only changed when corroborated by evidence such as similar market transactions, pricing services and/or broker or dealer quotations. The Company conducts its non-hedging derivatives activities in three main areas: investment related derivatives, credit derivatives and other non-investment related derivatives.
The Company uses derivative instruments, primarily interest rate swaps, to manage the interest rate exposure associated with certain assets and liabilities. These derivatives are recorded at fair value. On the date the derivative contract is entered into, the Company may designate the derivative as: a hedge of the fair value of a recognized asset or liability ("fair value" hedge); a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge); or a hedge of a net investment in a foreign operation; or the Company may not designate any hedging relationship for a derivative contract.
Fair Value Hedges
Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings (through "net realized and unrealized gains and losses on derivative instruments") with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic derivative net coupon settlements are recorded in net investment income with the exception of hedges of Company issued debt, which are recorded in interest expense. The Company may designate fair value hedging relationships where interest rate swaps are used to hedge the changes in the fair value of certain fixed rate liabilities and fixed maturity securities due to changes in the designated benchmark interest rate.
Cash Flow Hedges
Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in accumulated other comprehensive income ("AOCI") and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as "net realized and unrealized gains and losses on derivative instruments." Periodic derivative net coupon settlements are recorded in net investment income. The Company may designate cash flow hedging relationships where interest rate swaps are used to mitigate interest rate risk associated with anticipated issuances of debt or other forecasted transactions.
Hedges of the Net Investment in a Foreign Operation
Changes in the fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete or substantially complete liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as "net realized and unrealized gains and losses on derivative instruments."
Hedge Documentation and Effectiveness Testing
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. In addition, certain hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. Hedge ineffectiveness is measured using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Depending on the hedging strategy, quantitative methods may include the "Change in Variable Cash Flows Method," the "Change in Fair Value Method," the "Hypothetical Derivative Method" or the "Dollar Offset Method."
Discontinuance of Hedge Accounting
The Company discontinues hedge accounting prospectively when it determines that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; the derivative is dedesignated as a hedging instrument; or the derivative expires or is sold, terminated or exercised. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheets with changes in its fair value recognized in current period earnings through "net realized and unrealized gains and losses on derivative instruments." When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheets at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.
(i) Cash and Cash Equivalents
Cash Equivalents
Cash equivalents include fixed interest deposits placed with a maturity of under 90 days when purchased. Bank deposits are not considered to be fair value measurements and as such are not subject to the authoritative guidance on fair value measurement disclosures. Money market funds are classified as Level 1 as these instruments are considered actively traded; however, certificates of deposit are classified as Level 2.
Restricted Cash
Restricted cash represents cash and cash equivalents that the Company is a) holding for the benefit of a third party and is legally or contractually restricted as to withdrawal or usage for general corporate purposes; and b) not replaceable by another type of asset other than cash or cash equivalents, under the terms of the Company's contractual arrangements with such third parties. Restricted cash includes cash and cash equivalents held pursuant to the terms of the Company's contractual obligations relating to the transaction described in Note 3(e), "Acquisitions and Disposals - Sale of Life Reinsurance Subsidiary."
(j) Foreign Currency Translation
Assets and liabilities of foreign operations whose functional currency is not the U.S. dollar are translated at prevailing year end exchange rates. Revenue and expenses of such foreign operations are translated at monthly average exchange rates during the year. The net effect of the translation adjustments for foreign operations, net of applicable deferred income taxes, as well as any gains or losses on intercompany balances for which settlement is not planned or anticipated in the foreseeable future, are included in "accumulated other comprehensive income (loss)."
Monetary assets and liabilities denominated in currencies other than the functional currency of the applicable entity are revalued at the exchange rate in effect at the balance sheet date and revenues and expenses are translated at the exchange rate on the date the transaction occurs with the resulting foreign exchange gains and losses on settlement or revaluation recognized in income.
(k) Goodwill, Intangibles and Other Long-Lived Assets
The Company has recorded goodwill in connection with various acquisitions in the current and prior years. Goodwill represents the excess of the purchase price over the fair value of net assets acquired. In accordance with GAAP, the Company tests goodwill for potential impairment annually as of June 30, and between annual tests if an event occurs or circumstances change that may indicate that potential exists for the fair value of a reporting unit to be reduced to a level below its carrying amount. The Company tests for impairment at the reporting unit level in accordance with the authoritative guidance on intangibles and goodwill. The Company has organized its goodwill into two reporting units, reflecting its two segments.
The Company’s indefinite-lived intangible assets consist primarily of acquired insurance and reinsurance licenses, plus Lloyd's syndicate capacity. These assets are deemed to have indefinite useful lives and are therefore not subject to amortization. In accordance with GAAP, the Company tests non-amortized intangible assets for potential impairment annually, or more frequently if events or changes in circumstances indicate that the asset might be impaired. If the carrying value of a non-amortized intangible asset is in excess of its fair value, the asset must be written down to its fair value through the recognition of an impairment charge to earnings.
All of the Company’s depreciable or amortizable intangible and other long-lived assets such as trade names, distribution networks, premises, equipment, agency relationships, and acquired or internally-developed software, are carried at net book value, and are depreciated or amortized on a straight-line basis over their estimated useful lives. The amortization periods approximate the period over which the Company expects to generate future net cash inflows from the use of these assets. All of these assets are subject to impairment testing in accordance with authoritative guidance for the impairment or disposal of long-lived assets when events or conditions indicate that the carrying value of an asset may not be fully recoverable from future cash flows. See Note 9, "Goodwill and Other Intangible Assets" for further information.
(l) Variable Interest Entities ("VIEs")
Investments or other interests that absorb portions of an entity’s expected losses or receive portions of the entity’s expected residual returns are called variable interests. Entities in which the equity investors, as a group, do not have the characteristic of a controlling financial interest, or that do not have sufficient equity at risk to allow them to finance their own activities without additional financial support are referred to as VIEs.
A VIE must be consolidated by its primary beneficiary, which is the variable interest holder that is determined to have the controlling financial interest in the entity. Based upon the nature of the VIE, this is either the entity that has both: a) the power to direct the VIE’s activities that most significantly impact its economic performance, and b) the obligation to absorb losses or receive benefits of the VIE that could potentially be significant to it; or it is the reporting entity that will absorb a majority of the VIE's expected losses, receive a majority of the VIE's expected residual returns, or both. Refer to Note 16, "Variable Interest Entities," for further discussion of the Company’s interests in VIEs.
(m) Non-controlling Interests
Non-controlling shareholders' interests are presented separately in the Company's Consolidated Balance Sheets and Consolidated Statements of Shareholders' Equity as required under GAAP. The net loss (income) attributable to non-controlling interests is presented separately in the Company's Consolidated Statements of Comprehensive Income. Refer to Note 16, "Variable Interest Entities," and Note 18, "Share Capital," for further discussion of non-controlling interests in the Company.
(n) Losses and Loss Expenses
Unpaid losses and loss expenses include reserves for reported unpaid losses and loss expenses and for losses incurred but not reported. The reserve for reported unpaid losses and loss expenses for the Company’s property and casualty operations is established by management based on claims reported from insureds or amounts reported from ceding companies, and represent the estimated ultimate cost of events or conditions that have been reported to or specifically identified by the Company.
The reserve for losses incurred but not reported is estimated by management based on loss development patterns determined by reference to the Company’s underwriting practices, the policy form, type of program and historical experience. The Company’s actuaries employ a variety of generally accepted methodologies to determine estimated ultimate loss reserves, including the "Bornhuetter-Ferguson incurred loss method" and frequency and severity approaches.
Certain workers’ compensation and certain U.K. bodily injury liabilities are considered fixed and determinable and are discounted.
Management believes that the reserves for unpaid losses and loss expenses are sufficient to cover losses that fall within coverages assumed by the Company. However, there can be no assurance that losses will not exceed the Company’s total reserves. The methodology of estimating loss reserves is periodically reviewed to ensure that the assumptions made continue to be appropriate and any adjustments resulting from such reviews are reflected in income in the year in which the adjustments are made.
(o) Deposit Liabilities
Contracts entered into by the Company that are not deemed to transfer significant underwriting risk and/or timing risk are accounted for as deposits, whereby liabilities are initially recorded at an amount equal to the assets received. The Company uses a portfolio rate of return of equivalent duration to the liabilities in determining risk transfer. An initial accretion rate is established based on actuarial estimates whereby the deposit liability is increased to the estimated amount payable over the term of the contract.
The deposit accretion rate is the rate of return required to fund expected future payment obligations (this is equivalent to the "best estimate" of future cash flows), which are determined actuarially based upon the nature of the underlying indemnifiable losses. Accretion of the liability is recorded as interest expense.
The Company periodically reassesses the estimated ultimate liability. Any changes to this liability are reflected as adjustments to interest expense to reflect the cumulative effect of the period the contract has been in force, and by an adjustment to the future accretion rate of the liability over the remaining estimated contract term.
(p) Future Policy Benefit Reserves
The Company estimates the present value of future policy benefits related to long duration contracts using assumptions for investment yields, mortality, and expenses, including a provision for adverse deviation.
The assumptions used to determine future policy benefit reserves are best estimate assumptions that are determined at the inception of the contracts and are locked-in throughout the life of the contract unless a premium deficiency develops. As the experience on the contracts emerges, the assumptions are reviewed. If such review would produce reserves in excess of those currently held, then the locked-in assumptions will be revised and a claim and policy benefit is recognized at that time. The Company includes the cost of reinsurance in its premium deficiency considerations.
Certain life insurance and annuity contracts provide the holder with a guarantee that the benefit received upon death will be no less than a minimum prescribed amount. The contracts are accounted for in accordance with GAAP, which requires that the best estimate of future experience be combined with actual experience to determine the benefit ratio used to calculate the policy benefit reserve.
(q) Income Taxes
The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The realizability of deferred tax assets is evaluated based upon management's assessment of taxable income in prior eligible carryback years, future reversals of existing taxable temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards, and tax planning strategies that would, if necessary, be implemented. A valuation allowance may have to be established for any portion of a deferred tax asset that management believes will not be realized.
The Company recognizes the tax benefit from an uncertain tax position taken only if it is more likely than not that the tax position will be sustained upon examination by the relevant tax authority, based on our interpretation of and judgment of the relevant tax law. The Company reviews its uncertain tax positions on a quarterly basis. Tax positions that meet the more likely than not threshold are measured using a probability weighted approach, whereby the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon settlement is recognized. The Company recognizes interest and penalties on underpaid tax as a component of income tax expense.
The Company’s investment income is allocated to applicable branch operations and is taxable in certain jurisdictions. The method of allocating this income may be different for tax reporting as compared to GAAP. The Company records the tax effects of this allocation entirely through operations.
(r) Stock Plans
At December 31, 2015, the Company had several stock-based performance incentive programs, which are described more fully in Note 18, "Share Capital." Stock-based compensation issued under these plans generally has a life of not longer than ten years and vests as set forth at the time of grant. Awards generally vest annually over three or four years from the date of grant. The Company recognizes compensation costs for stock-based awards on a straight-line basis over the requisite service period (usually the vesting period) for each award.
Share-based payments to employees, including grants of employee stock options, are recognized in the financial statements over the vesting period based on their grant date fair values.
Authoritative guidance requires that compensation costs be recognized for unvested stock-based compensation awards over the period through the date that the employee is no longer required to provide future services to earn the award, rather than over the explicit service period. Accordingly, the Company follows a policy of recognizing compensation cost to coincide with the date that the employee is eligible to retire, rather than the actual retirement date, for all stock-based compensation granted.
(s) Per Share Data
Basic earnings per ordinary share is based on weighted average ordinary shares outstanding and excludes any dilutive effects of options. Diluted earnings per ordinary share assumes the exercise of all dilutive stock options has occurred.
(t) Recent Accounting Pronouncements
In August 2014, the Financial Accounting Standards Board ("FASB") issued an accounting standards update concerning the evaluation of an entity's ability to continue as a going concern. Under this new guidance, in connection with preparing financial statements for each annual and interim reporting period, an entity's management should evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity's ability to continue as a going concern within one year after the date that the financial statements are issued. Management's evaluation should be based on relevant conditions and events that are known and reasonably knowable at the date that the financial statements are issued. Substantial doubt exists when it is probable that the entity will be unable to meet its obligations as they become due. When management identifies conditions or events that raise substantial doubt about an entity's ability to continue as a going concern, management should consider whether its plans that are intended to mitigate those conditions or events will alleviate the substantial doubt. The mitigating effect of management's plans should be considered only to the extent that it is probable that the plans will be implemented, and if implemented, it is probable that the plans will be effective. If conditions or events raise substantial doubt, the entity should disclose the conditions or events, management's evaluation of their significance in relation to the ability to meet its obligations, and management's plans to mitigate the conditions or events along with whether substantial doubt has been alleviated. The guidance is effective for annual periods ending after December 15, 2016, and interim and annual periods thereafter. The Company is currently evaluating the impact of this guidance; however, it is not expected to have a material impact on its financial condition, results of operations or cash flows.
In November 2014, the FASB issued an accounting standards update which provides an acquired entity with the option to reflect assets and liabilities using its acquirer's accounting and reporting basis ("pushdown accounting") within its own separate financial statements. Under this new guidance, an acquired entity may elect the option to apply pushdown accounting in the reporting period in which the change-in control event occurs (on a case by case basis if multiple). If the entity elects to apply pushdown accounting, it should disclose information that enables users of the financial statements to evaluate the effect of pushdown accounting. If pushdown accounting is not applied in the initial reporting period, an acquired entity will have the option to elect to apply it in a subsequent reporting period, however, such an election should be considered a change in accounting principle. Once pushdown accounting is elected, that election is irrevocable. The guidance was effective upon issuance. Its adoption did not have an impact on the financial condition, results of operations or cash flows of the Company.
In February 2015, the FASB issued an accounting standards update concerning consolidation of certain legal entities. Under this new guidance, all legal entities are required to evaluate whether they should consolidate certain legal entities. The guidance: (1) modifies the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities; (2) eliminates the presumption that a general partner should consolidate a limited partnership; (3) affects the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and (4) provides a scope exception from consolidation guidance for certain reporting entities. Upon adoption of the new guidance, differing requirements for performing a consolidation analysis under existing GAAP will be eliminated, and all reporting entities will now fall within the scope of the Accounting Standards Codification Subtopic 810-10, Consolidation-Overall, unless a specific exception applies. Under this Subtopic, there are only two primary models for determining whether consolidation is appropriate - a voting interest entity model, and a variable interest entity model. The guidance is effective for public business entities for annual periods beginning after December 15, 2015, and interim and annual periods thereafter, with early adoption permitted. The Company is currently evaluating the impact of this guidance.
In April 2015, the FASB issued an accounting standards update concerning the presentation of deferred debt issuance costs in an entity's balance sheet. Under this new guidance, which is part of the FASB's initiative to reduce complexity in accounting standards while maintaining or improving the usefulness of the information provided to users of financial statements, debt issuance costs related to a recognized debt liability must be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. In addition, the guidance also requires that the amortization of such costs be reported as interest expense. The guidance is effective for public business entities for annual periods beginning after December 15, 2015, and interim and annual periods thereafter, with early adoption permitted for financial statements that have not been previously issued. This guidance will not have a material impact on the Company's financial condition, results of operations or cash flows.
In May 2015, the FASB issued an accounting standards update concerning investments for which management estimates fair value using net asset value per share (or its equivalent) as a practical expedient. Under the guidance, such investments will no longer be reported within the fair value hierarchy. Removing those investments from the fair value hierarchy not only eliminates the diversity in practice resulting from the way in which investments measured at net asset value per share (or its equivalent) with future redemption dates are classified, but also ensures that all investments categorized in the fair value hierarchy are classified using a consistent approach. Investments that calculate net asset value per share (or its equivalent), but for which the practical expedient is not applied, will continue to be included in the fair value hierarchy. A reporting entity should continue to disclose information on investments for which fair value is measured at net asset value (or its equivalent) as a practical expedient to help users understand the nature and risks of the investments and whether the investments, if sold, are probable of being sold at amounts different from net asset value. The guidance is effective for public business entities for annual periods beginning after December 15, 2015 and interim and annual periods thereafter, with early adoption permitted. The Company is currently evaluating the impact of this guidance, but as this guidance is disclosure-related only, it is not expected to have a material impact on the Company's financial condition, results of operations or cash flows.
In May 2015, the FASB issued an accounting standards update concerning the annual disclosure regarding the liability for unpaid claims and claims adjustment expenses for insurance entities. The guidance requires: (1) incurred and paid claims development information by accident year, on a net basis after reinsurance, for the number of years for which claims incurred typically remain outstanding, including the most recent reporting period, which need not exceed 10 years; (2) a reconciliation of incurred and paid claims development information to the aggregate carrying amount of the liability for unpaid claims and claim adjustment expenses, with separate disclosure of reinsurance recoverable on unpaid claims for each period presented in the statement of financial position; (3) for each accident year for which incurred claims development information is presented, the total of incurred but not reported ("IBNR") liabilities plus expected development on reported claims included in the liability for unpaid claims and claims adjustment expenses, accompanied by a description of reserving methodologies; (4) for each accident year for which incurred claims development information is presented, quantitative information about claim frequency (unless it is impracticable to do so) accompanied by a qualitative description of methodologies used for determining claim frequency information; and (5) for all claims, the average annual percentage payout of incurred claims by age for the same number of accident years as the disclosure for IBNR. The guidance recommends that insurance entities aggregate or disaggregate those disclosures so that useful information is not obscured by either the inclusion of a large amount of insignificant detail or the aggregation of items that have significantly different characteristics. The amendments also require insurance entities to disclose information about significant changes in methodologies and assumptions used to calculate the liability for unpaid claims and claim adjustment expenses, including reasons for the change and the effects on the financial statements. Additionally, the amendments require insurance entities to disclose for annual and interim reporting periods a rollforward of the liability for unpaid claims and claims adjustment expenses. Additional disclosures about liabilities for unpaid claims and claim adjustment expenses reported at present value include: (1) for each period presented in the statement of financial position, the aggregate amount of discount for the time value of money deducted to derive the liability for unpaid claims and claim adjustment expenses; (2) for each period presented in the statement of income, the amount of interest accretion recognized; and (3) the line items in the statement of income in which interest accretion is classified. The guidance is effective for public business entities for annual periods beginning after December 15, 2015 and interim periods within annual periods after December 15, 2016. Early adoption is permitted. The Company is currently evaluating the impact of this guidance, but as this guidance is disclosure-related only, it is not expected to have a material impact on the Company's financial condition, results of operations or cash flows.
In September 2015, the FASB issued an accounting standards update concerning the accounting for measurement period adjustments following the completion of a business combination. The measurement period ends as soon as the acquirer receives the information it was seeking about facts and circumstances that existed as of the acquisition date or learns that more information is not obtainable; however, it shall not exceed one year from the acquisition date. Currently under GAAP, during the measurement period the acquirer shall recognize such adjustments to the provisional amounts as if the accounting for the business combination had been completed at the acquisition date, with a corresponding adjustment to goodwill, in the reporting period in which the adjustments are determined. The acquirer shall revise comparative information for prior periods presented in financial statements as needed as a result of the change to the provisional amounts calculated. Under the new guidance, although such adjustments shall still be calculated as if the accounting had been completed at the business combination date, the acquirer should recognize in its current-period earnings the cumulative effect of changes in depreciation, amortization, or other income effects, by line item, related to the periods subsequent to the acquisition date as a result of the adjustments. In addition, entities must present separately on the face of the income statement, or alternatively in the notes to the financial statements, the portion of such current period adjustments that would have been recorded in previous reporting periods, if the adjustments had been recognized at the acquisition date. The guidance is effective for provisional adjustments made by public business entities in annual periods beginning after December 15, 2015 - irrespective of the date of the business combination to which they relate - including interim periods within those fiscal years. Early adoption is permitted for financial statements that have not yet been made available for issuance. The Company has elected to early adopt this guidance in light of measurement period adjustments recognized as part of the Catlin Acquisition. The impacts of this guidance have been disclosed in Note 3(c), "Acquisitions and Disposals - Catlin Acquisition."
In January 2016, the FASB issued an accounting standards update concerning the accounting for financial instruments. The guidance retains the basic existing framework for accounting for financial instruments under GAAP, while achieving limited convergence with IFRS in this area. The guidance: (1) requires equity investments (except consolidated entities and those accounted for under the equity method of accounting) to be measured at fair value with changes in fair value recognized in net income; (2) simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment; (3) eliminates the requirement to disclose the fair value of financial instruments measured at amortized cost for non-public business entities; (4) eliminates the requirement to disclose the method(s) and significant assumptions used to estimate the fair value of financial instruments measured at amortized cost on the balance sheet; (5) requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes; (6) requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial statements; (7) requires separate presentation of financial assets and financial liabilities by measurement category and form of asset in the financial statements; and (8) clarifies that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available for sale securities in combination with the entity's other deferred tax assets. The guidance will be effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted at the beginning of the fiscal year of adoption only, and should be applied by means of a cumulative effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption, except the amendments related to impairment of equity securities without readily determinable fair values. The Company is currently evaluating the impact of this guidance, but it is expected to have an effect on results of operations as mark to market movements will prospectively impact net income. It is not expected to have a material impact on the Company's financial condition or cash flows.